Effects of new IFRS applicable for the first time and in future periods	12 Months Ended
Sep. 30, 2022
Applicability Of Accounting Standards [Abstract]
Effects of new IFRS applicable for the first time and in future periods
4. Effects of new IFRS applicable for the first time and in future periods
Standards to be applied in future periods
The new and amended standards and interpretations that have been published, but not yet effective, are disclosed below. The Group intends to adopt these new and amended standards and interpretations, if applicable, when they become effective.

Standard / Interpretation	Effective date
IFRS 17 Insurance Contracts	1/1/2023
Disclosure of Accounting Policies (Amendments to IAS 1 and IFRS Practice Statement 2)	1/1/2023
Definition of Accounting Estimate (Amendments to IAS 8)	1/1/2023
The amendments to the standards and interpretations presented are expected to have only an insignificant impact on the consolidated financial statements and are therefore not discussed further.
Standards applied for the first time in the current financial statements

The following standards and interpretations were applied for the first time to these consolidated financial statements.

Standard / Interpretation
Interest Rate Benchmark Reform – Phase 2 (Amendments to IFRS 9, IAS 39, IFRS 7, IFRS 4 and IFRS 16)
COVID-19-Related Rent Concessions beyond 30 June 2021 (Amendment to IFRS 16)
Onerous Contracts – Cost of Fulfilling a Contract (Amendments to IAS 37)
Annual Improvements to IFRS Standards 2018-2020
Property, Plant and Equipment: Proceeds before Intended Use (Amendments to IAS 16)
Reference to the Conceptual Framework (Amendments to IFRS 3)
Interest Rate Benchmark Reform
The amendments were due to the interest rate benchmark reform – Phase 2. Cases of application for the amendments to IFRS 9, IAS 39, IFRS 7, IFRS 4 and IFRS 16, which are now also applicable in the European Union, arise when the contracting parties to financial instruments agree to replace one reference interest rate with another reference interest rate as a result of the IBOR reform or when contract amendments become effective due to so-called fallback clauses on the occasion of IBOR reform.
COVID-19-Related Rent Concessions
The pronouncement amended IFRS 16 Leases to provide lessees with an exemption from assessing whether a COVID-19-related rent concession is a lease modification. On issuance, the practical expedient was limited to rent concessions for which any reduction in lease payments affects only payments originally due on or before 30 June 2021.
Since lessors continue to grant COVID-19-related rent concessions to lessees and since the effects of the COVID-19 pandemic are ongoing and significant, the IASB decided to look into whether to extend the time period over which the practical expedient is available for use.
Onerous Contracts – Cost of Fulfilling a Contract (Amendments to IAS 37)
The changes in Onerous Contracts — Cost of Fulfilling a Contract (Amendments to IAS 37) specify that the ‘cost of fulfilling’ a contract comprises the ‘costs that relate directly to the contract’. Costs that relate directly to a contract can either be incremental costs of fulfilling that contract (examples would be direct labor, materials) or an allocation of other costs that relate directly to fulfilling contracts (an example would be the allocation of the depreciation charge for an item of property, plant and equipment used in fulfilling the contract).
Annual Improvements to IFRS Standards 2018-2020
The IASB's annual improvements project provides a streamlined process for dealing efficiently with a collection of amendments to IFRS standards. Amendments are made through the annual improvements process when the amendment is considered non-urgent but necessary. In the cycle between 2018-2020 amendments to the following four standards have been made:
IFRS 1 (First-time Adoption of International Financial Reporting Standards)
Subsidiary as a first-time adopter. The amendment permits a subsidiary that applies paragraph D16(a) of IFRS 1 to measure cumulative translation differences using the amounts reported by its parent, based on the parent’s date of transition to IFRSs.

IFRS 9 (Financial Instruments)
Fees in the ‘10 per cent’ test for derecognition of financial liabilities. The amendment clarifies which fees an entity includes when it applies the ‘10 per cent’ test in paragraph B3.3.6 of IFRS 9 in assessing whether to derecognize a financial liability. An entity includes only fees paid or received between the entity (the borrower) and the lender, including fees paid or received by either the entity or the lender on the other’s behalf.

IFRS 16 (Leases)
The amendment to Illustrative Example 13 accompanying IFRS 16 removes from the example the illustration of the reimbursement of leasehold improvements by the lessor in order to resolve any potential confusion regarding the treatment of lease incentives that might arise because of how lease incentives are illustrated in that example.

IAS 41 (Agriculture)
Taxation in fair value measurements. The amendment removes the requirement in paragraph 22 of IAS 41 for entities to exclude taxation cash flows when measuring the fair value of a biological asset using a present value technique. This will ensure consistency with the requirements in IFRS 13.
Property, Plant and Equipment: Proceeds before Intended Use (Amendments to IAS 16)
Property, Plant and Equipment — Proceeds before Intended Use (Amendments to IAS 16) amends the standard to prohibit deducting from the cost of an item of property, plant and equipment any proceeds from selling items produced while bringing that asset to the location and condition necessary for it to be capable of operating in the manner intended by management. Instead, an entity recognizes the proceeds from selling such items, and the cost of producing those items, in profit or loss.
Reference to the Conceptual Framework (Amendments to IFRS 3)
The changes in Reference to the Conceptual Framework (Amendments to IFRS 3):

•update IFRS 3 so that it refers to the 2018 Conceptual Framework instead of the 1989 Framework;
•add to IFRS 3 a requirement that, for transactions and other events within the scope of IAS 37 or IFRIC 21, an acquirer applies IAS 37 or IFRIC 21 (instead of the Conceptual Framework) to identify the liabilities it has assumed in a business combination;
•add to IFRS 3 an explicit statement that an acquirer does not recognize contingent assets acquired in a business combination.
There are no material effects with regards to all above-mentioned standards and interpretations.